UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

Courtney R. Taylor

Short-Term Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Short-Term Bond Fund of America® Investment portfolio November 30, 2013 unaudited

Bonds, notes & other debt instruments 97.40%
U.S. Treasury bonds & notes 27.85%	Principal amount	Value
U.S. Treasury 25.69%	(000)	(000)

U.S. Treasury 1.75% 2014	$ 15,000	$ 15,081
U.S. Treasury 1.875% 2014	44,250	44,571
U.S. Treasury 1.875% 2014	32,500	32,640
U.S. Treasury 2.25% 2014	25,000	25,264
U.S. Treasury 2.375% 2014	25,000	25,460
U.S. Treasury 2.625% 2014	20,000	20,532
U.S. Treasury 4.25% 2014	25,000	25,972
U.S. Treasury 0.25% 2015	140,000	139,959
U.S. Treasury 0.25% 2015	53,000	53,035
U.S. Treasury 0.25% 2015	50,000	50,035
U.S. Treasury 1.25% 2015[1]	25,000	25,454
U.S. Treasury 2.50% 2015	45,945	47,438
U.S. Treasury 4.00% 2015	7,500	7,843
U.S. Treasury 4.125% 2015	16,000	16,908
U.S. Treasury 0.25% 2016	75,000	74,751
U.S. Treasury 0.375% 2016	88,195	88,260
U.S. Treasury 0.625% 2016	76,795	77,026
U.S. Treasury 0.875% 2016	25,000	25,271
U.S. Treasury 1.00% 2016	55,000	55,761
U.S. Treasury 1.50% 2016	50,000	51,381
U.S. Treasury 1.75% 2016	30,000	31,006
U.S. Treasury 2.75% 2016	1,000	1,064
U.S. Treasury 4.625% 2016	15,000	16,781
U.S. Treasury 0.625% 2017	41,130	40,740
U.S. Treasury 0.75% 2017	25,000	24,948
U.S. Treasury 1.00% 2017	65,000	65,614
U.S. Treasury 4.50% 2017	72,000	81,177
		1,163,972
U.S. Treasury inflation-protected securities[2] 2.16%

U.S. Treasury Inflation-Protected Security 1.25% 2014	22,127	22,209
U.S. Treasury Inflation-Protected Security 2.00% 2014	25,343	25,320
U.S. Treasury Inflation-Protected Security 0.50% 2015	48,619	49,553
U.S. Treasury Inflation-Protected Security 0.375% 2023	1,006	988
		98,070
Total U.S. Treasury bonds & notes		1,262,042
Federal agency bonds & notes 24.78%

Fannie Mae 0.75% 2014	21,020	21,142
Fannie Mae 0.875% 2014	28,750	28,900
Fannie Mae 2.75% 2014	40,000	40,290
Fannie Mae 4.625% 2014	15,000	15,583
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Fannie Mae 0.375% 2015	$21,010	$ 21,059
Fannie Mae 0.50% 2015	20,000	20,050
Fannie Mae 1.625% 2015	15,000	15,372
Fannie Mae 0.375% 2016	25,000	24,913
Fannie Mae 0.50% 2016	50,000	49,993
Fannie Mae 0.50% 2016	31,070	31,112
Fannie Mae 0.75% 2017	50,000	49,993
Fannie Mae 0.95% 2017	20,000	19,967
Fannie Mae 1.00% 2017	41,750	41,458
Fannie Mae 1.25% 2017	50,000	50,835
Fannie Mae 5.00% 2017	63,805	72,762
Fannie Mae 0.875% 2018	19,500	19,078
Fannie Mae, Series 2013-M4, multifamily 1.064% 2018[3]	15,389	15,515
Fannie Mae, Series 2012-M2, Class A1, multifamily 1.824% 2022[3]	6,581	6,631
Freddie Mac 0.625% 2014	36,000	36,167
Freddie Mac 0.75% 2014	15,000	15,083
Freddie Mac 3.00% 2014	40,000	40,750
Freddie Mac 5.00% 2014	10,000	10,297
Freddie Mac 0.50% 2015	15,000	15,026
Freddie Mac 0.50% 2016	36,480	36,506
Freddie Mac 2.50% 2016	45,000	47,248
Freddie Mac 1.00% 2017	50,000	50,366
Freddie Mac 1.00% 2017	15,000	14,972
Freddie Mac 1.00% 2017	6,100	6,122
Freddie Mac 0.75% 2018	20,000	19,619
Freddie Mac, Series K707, Class A1, multifamily 1.615% 2018[3]	463	472
Freddie Mac, Series K708, Class A1, multifamily 1.67% 2018[3]	11,634	11,873
Freddie Mac, Series K703, Class A1, multifamily 1.873% 2018[3]	13,700	14,041
Freddie Mac, Series K710, Class A1, multifamily 1.437% 2019[3]	14,652	14,840
Freddie Mac, Series KF02, Class A-3, multifamily 0.83% 2020[3,4]	3,000	3,005
Freddie Mac, Series K035, Class A2, multifamily 3.458% 2023[3,4,5]	2,500	2,530
Federal Home Loan Bank 0.375% 2014	4,125	4,126
Federal Home Loan Bank 0.375% 2015	25,000	25,037
Federal Home Loan Bank 0.50% 2015	30,000	30,103
Federal Home Loan Bank 0.375% 2016	75,000	74,864
Federal Home Loan Bank 0.625% 2016	61,410	61,368
Federal Home Loan Bank, Series 2816, 1.00% 2017	5,980	6,010
Private Export Funding Corp. 1.375% 2017	36,930	37,604
		1,122,682
Mortgage-backed obligations[3] 19.93%

Fannie Mae 4.00% 2019	8,294	8,835
Fannie Mae 4.00% 2019	3,667	3,907
Fannie Mae 4.00% 2019	3,447	3,672
Fannie Mae 4.50% 2021	3,392	3,609
Fannie Mae 2.50% 2023	64,641	66,178
Fannie Mae 2.50% 2023	27,560	28,216
Fannie Mae 3.00% 2023	4,581	4,780
Fannie Mae 3.00% 2023	4,500	4,684
Fannie Mae 5.00% 2023	1,058	1,150
Fannie Mae 5.00% 2023	801	870
Fannie Mae 6.00% 2023	2,934	3,230
Fannie Mae 4.00% 2024	2,178	2,323
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[3] (continued)	(000)	(000)

Fannie Mae 6.00% 2024	$ 1,708	$ 1,890
Fannie Mae 6.00% 2024	1,565	1,729
Fannie Mae 3.50% 2025	6,613	6,985
Fannie Mae 3.50% 2025	2,504	2,645
Fannie Mae 4.50% 2025	6,654	7,096
Fannie Mae 3.50% 2026	5,087	5,374
Fannie Mae 2.50% 2027	5,506	5,517
Fannie Mae 2.50% 2027	5,400	5,411
Fannie Mae 2.50% 2027	3,896	3,904
Fannie Mae 2.50% 2027	3,868	3,876
Fannie Mae 2.50% 2027	3,812	3,820
Fannie Mae 2.50% 2027	3,802	3,810
Fannie Mae 2.50% 2027	963	962
Fannie Mae 2.50% 2027	890	890
Fannie Mae 2.50% 2028	40,630	40,619
Fannie Mae 2.50% 2028	19,605	19,601
Fannie Mae 2.50% 2028	17,295	17,293
Fannie Mae 2.50% 2028	10,872	10,870
Fannie Mae 3.50% 2028	14,973	15,823
Fannie Mae, Series 2007-114, Class A7, 0.366% 2037[4]	7,500	7,389
Fannie Mae 2.424% 2037[4]	3,201	3,406
Fannie Mae 2.575% 2038[4]	664	708
Fannie Mae 6.00% 2038	12,245	13,510
Fannie Mae 6.00% 2038	4,918	5,426
Fannie Mae 6.00% 2038	392	432
Fannie Mae 3.517% 2039[4]	1,888	1,981
Fannie Mae 3.58% 2039[4]	1,555	1,658
Fannie Mae 3.587% 2039[4]	2,275	2,392
Fannie Mae 3.618% 2039[4]	1,398	1,479
Fannie Mae 3.929% 2039[4]	1,573	1,658
Fannie Mae 3.935% 2039[4]	1,084	1,155
Fannie Mae 3.948% 2039[4]	1,422	1,517
Fannie Mae 3.245% 2040[4]	3,378	3,596
Fannie Mae 4.194% 2040[4]	4,038	4,289
Fannie Mae 4.394% 2040[4]	5,109	5,438
Fannie Mae 2.465% 2041[4]	13,317	13,770
Fannie Mae 3.161% 2041[4]	5,195	5,462
Fannie Mae 3.51% 2041[4]	1,982	2,074
Fannie Mae 3.771% 2041[4]	4,898	5,224
Fannie Mae 4.50% 2041	13,798	14,779
Fannie Mae 5.00% 2041	8,081	8,843
Fannie Mae 2.408% 2042[4]	6,183	6,381
Fannie Mae 2.617% 2042[4]	11,260	11,581
Fannie Mae Pool #AU9388 2.85% 2043[4]	14,394	14,809
Fannie Mae 4.50% 2043	25,450	27,169
Freddie Mac 5.50% 2024	20,846	22,636
Freddie Mac 5.50% 2034	1,089	1,194
Freddie Mac 5.50% 2036	1,030	1,120
Freddie Mac 2.479% 2037[4]	303	323
Freddie Mac 2.858% 2037[4]	384	410
Freddie Mac 2.362% 2038[4]	52	55
Freddie Mac 2.682% 2038[4]	997	1,064
Freddie Mac 2.796% 2038[4]	765	817
Freddie Mac 5.269% 2038[4]	899	959
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[3] (continued)	(000)	(000)

Freddie Mac 3.827% 2039[4]	$ 2,470	$ 2,640
Freddie Mac 3.85% 2039[4]	1,641	1,755
Freddie Mac 3.903% 2039[4]	469	503
Freddie Mac 3.51% 2040[4]	9,193	9,774
Freddie Mac 3.184% 2041[4]	9,829	10,223
Freddie Mac 2.36% 2043[4]	7,828	7,764
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[4]	8,945	9,467
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	9,000	9,978
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.904% 2043[4]	17,754	19,563
Wachovia Bank Commercial Mortgage Trust, Series 2006-C-23, Class A-M, 5.909% 2043[4]	6,048	6,582
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[4]	4,364	4,822
Hilton USA Trust, Series 2013-HLF, AFX, 2.6621% 2030[6]	11,160	11,207
Hilton USA Trust, Series 2013-HLF, BFX, 3.3672% 2030[6]	33,300	33,724
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 6.079% 2046[4]	9,194	10,153
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[4]	13,661	15,006
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-M 5.204% 2049[4]	5,500	6,017
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.089% 2049[4]	6,795	7,667
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049	22,635	25,797
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[4]	7,941	8,657
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040	15,166	16,893
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	21,160	23,299
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[4]	18,157	19,642
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A-M, 5.413% 2039	7,932	8,785
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4]	10,000	10,665
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	4,500	4,723
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.463% 2037[4]	283	285
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042	777	777
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4]	2,582	2,814
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class A-1, 1.031% 2045	1,970	1,974
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045	13,138	14,503
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-1, 1.875% 2046[6]	3,530	3,534
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[4]	1,012	1,120
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[4]	3,685	4,182
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046	15,442	17,070
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A-3, 5.467% 2039	12,228	13,385
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.007% 2044[4]	10,026	11,221
Westpac Banking Corp. 1.375% 2015[6]	10,000	10,137
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A-1, 1.468% 2044	8,091	8,122
Royal Bank of Canada 3.125% 2015[6]	7,000	7,260
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1, 2.238% 2044	1,430	1,447
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[6]	5,078	5,352
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.018% 2038[4]	4,841	5,309
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043[4]	5,000	5,227
Bank of Montreal 2.85% 2015[6]	5,000	5,186
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A-M, 5.525% 2043[4]	4,373	4,770
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 2035[6]	4,000	4,145
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-4, 5.378% 2042[4]	3,375	3,570
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	93	93
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A-AB, 5.53% 2041	1,202	1,201
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 2058[4,6]	535	542
Ally Financial Inc., Series 2004-C3, Class A-4, 4.547% 2041	227	227
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	1	1
		903,033
Bonds, notes & other debt instruments
Corporate bonds & notes 16.43%	Principal amount	Value
Financials 4.99%	(000)	(000)

Westpac Banking Corp. 0.668% 2016[4]	$31,895	$ 31,937
Bank of America Corp. 1.07% 2016[4]	7,500	7,539
Bank of America Corp. 1.35% 2016	3,000	3,003
Bank of America Corp. 2.60% 2019	10,000	10,116
Wells Fargo & Co. 3.75% 2014	7,500	7,708
Wells Fargo & Co. 0.438% 2015[4]	12,513	12,518
JPMorgan Chase & Co. 3.40% 2015	17,750	18,460
Nordea Bank, Series 2, 3.70% 2014[6]	14,500	14,952
Citigroup Inc. 6.00% 2013	1,290	1,292
Citigroup Inc. 4.75% 2015	4,457	4,706
Citigroup Inc. 1.198% 2016[4]	8,510	8,600
Berkshire Hathaway Inc. 0.95% 2016	14,240	14,322
Simon Property Group, LP 5.75% 2015	11,250	12,255
HSBC Bank PLC 2.00% 2014[6]	12,000	12,028
Goldman Sachs Group, Inc. 1.60% 2015	10,400	10,534
Westfield Group 5.75% 2015[6]	9,440	10,226
Royal Bank of Canada 1.50% 2018	7,280	7,217
BNP Paribas 3.002% 2014[4]	7,000	7,192
Morgan Stanley 3.80% 2016	5,890	6,244
UBS AG 3.875% 2015	5,253	5,447
MetLife Global Funding I 5.125% 2014[6]	5,000	5,124
BB&T Corp., 2.05% 2018	4,750	4,767
Abbey National Treasury Services PLC 3.875% 2014[6]	4,100	4,219
Société Générale 3.10% 2015[6]	4,000	4,162
ACE INA Holdings Inc. 5.875% 2014	1,665	1,713
		226,281
Health care 2.69%

Merck & Co., Inc. 0.598% 2018[4]	26,200	26,288
Merck & Co., Inc. 1.10% 2018	5,000	4,926
AbbVie Inc. 1.20% 2015	15,655	15,808
Novartis Capital Corp. 4.125% 2014	15,000	15,103
Sanofi 0.558% 2014[4]	14,500	14,515
Pfizer Inc. 0.554% 2018[4]	10,000	10,020
Sutter Health 1.09% 2053	7,475	7,436
UnitedHealth Group Inc. 0.85% 2015	4,140	4,160
UnitedHealth Group Inc. 1.875% 2016	3,000	3,083
Amgen Inc. 1.875% 2014	5,000	5,066
Johnson & Johnson 0.331% 2014[4]	5,000	5,005
Catholic Health Initiatives, Series 2012, 1.60% 2017	3,380	3,328
Aetna Inc. 1.50% 2017	3,088	3,068
GlaxoSmithKline Capital PLC 0.75% 2015	3,000	3,014
McKesson Corp. 0.95% 2015	1,285	1,286
		122,106
Energy 2.35%

Shell International Finance BV 4.00% 2014	10,000	10,111
Shell International Finance BV 0.625% 2015	7,300	7,317
Shell International Finance BV 3.10% 2015	7,500	7,814
Shell International Finance BV 1.90% 2018	10,000	10,100
Total Capital Canada Ltd. 1.625% 2014	5,000	5,010
Total Capital International 0.75% 2016	10,000	10,027
Total Capital International 1.50% 2017	5,000	5,059
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Total Capital Canada Ltd. 1.45% 2018	$ 4,980	$ 4,967
StatoilHydro ASA 2.90% 2014	2,070	2,115
StatoilHydro ASA 1.20% 2018	5,000	4,935
Statoil ASA 1.95% 2018	13,560	13,676
Chevron Corp. 0.889% 2016	18,550	18,651
TransCanada PipeLines Ltd. 3.40% 2015	6,275	6,543
		106,325
Industrials 1.59%

General Electric Co. 0.85% 2015	21,638	21,766
General Electric Capital Corp. 1.625% 2015	7,250	7,366
General Electric Capital Corp., Series A, 2.15% 2015	5,000	5,097
General Electric Capital Corp. 2.30% 2017	10,000	10,322
General Electric Corp. 5.25% 2017	5,000	5,735
Precision Castparts Corp. 0.70% 2015	7,290	7,305
Honeywell International Inc. 3.875% 2014	5,000	5,034
Canadian National Railway Co. 4.95% 2014	5,000	5,026
Boeing Company 0.95% 2018	3,160	3,070
Raytheon Co. 6.75% 2018	1,225	1,471
		72,192
Information technology 1.37%

International Business Machines Corp. 0.875% 2014	5,000	5,028
International Business Machines Corp. 1.25% 2014	7,910	7,945
International Business Machines Corp. 0.55% 2015	5,250	5,266
International Business Machines Corp. 0.45% 2016	8,305	8,279
International Business Machines Corp. 2.00% 2016	2,500	2,577
Apple Inc. 0.45% 2016	15,500	15,462
Cisco Systems, Inc. 0.504% 2014[4]	7,500	7,506
Google Inc. 1.25% 2014	5,000	5,025
Oracle Corp. 1.20% 2017	5,000	4,970
		62,058
Consumer discretionary 1.07%

Toyota Motor Credit Corp. 0.875% 2015	7,500	7,554
Toyota Motor Credit Corp. 1.75% 2017	5,000	5,071
Toyota Motor Credit Corp. 2.00% 2018	17,000	17,105
DaimlerChrysler North America Holding Corp. 1.25% 2016[6]	10,000	10,047
DaimlerChrysler North America Holding Corp. 1.45% 2016[6]	1,000	1,009
Volkswagen International Finance NV 1.15% 2015[6]	7,500	7,565
		48,351
Consumer staples 0.96%

Coca-Cola Co. 3.625% 2014	10,000	10,094
Coca-Cola Co. 0.75% 2016	27,500	27,537
Anheuser-Busch InBev NV 0.603% 2014[4]	3,785	3,793
Philip Morris International Inc. 1.875% 2019	1,120	1,114
Sysco Corp. 4.60% 2014[6]	845	855
		43,393
Telecommunication services 0.91%

AT&T Inc. 0.90% 2016	11,510	11,497
AT&T Inc. 2.40% 2016	5,000	5,170
AT&T Inc. 1.146% 2018[4]	3,000	3,015
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Telecommunication services (continued)	(000)	(000)

Verizon Communications Inc. 1.25% 2014	$ 2,500	$ 2,517
Verizon Communications Inc. 2.50% 2016	10,585	10,998
Verizon Communications Inc. 3.00% 2016	3,000	3,136
France Télécom 4.375% 2014	2,800	2,861
France Télécom 2.125% 2015	2,100	2,140
		41,334
Materials 0.28%

Rio Tinto Finance (USA) Ltd. 1.375% 2016	7,460	7,524
BHP Billiton Finance (USA) Ltd. 1.125% 2014	5,000	5,040
		12,564
Utilities 0.22%

Entergy Louisiana, LLC 1.875% 2014	4,650	4,714
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	2,500	2,795
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	2,425	2,443
		9,952
Total corporate bonds & notes		744,556
Municipals 3.04%

State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 1.298% 2016	20,970	21,027
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2010-A, 5.00% 2016	5,000	5,542
State of New Jersey, Transportation Trust Fund Authority, Transportation System Revenue Refunding Bonds,
Series 2013-B, 1.087% 2016	25,000	25,023
State of Florida, Greater Orlando Aviation Authority, Airport Facilities Revenue Refunding Bonds,
Series 2008-A, Alternative Minimum Tax, Assured Guaranty Municipal insured, 5.25% 2014	10,645	11,101
State of Florida, Greater Orlando Aviation Authority, Airport Facilities Revenue Refunding Bonds,
Series 2007-A, Alternative Minimum Tax, Assured Guaranty Municipal insured, 5.00% 2015	8,180	8,848
State of Texas, Harris County, Toll Road Revenue Refunding Bonds, Series 2012-D, 1.061% 2016	15,000	14,911
State of New York, Urban Development Corp., Service Contract Revenue Refunding Bonds,
Series 2010-B, 5.00% 2014	10,000	10,044
State of Florida, Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account
Secured Bonds, Series 2012-A-1, 5.00% 2017	7,000	7,880
State of New Jersey, Higher Education Student Assistance Authority, Student Loan Revenue Bonds,
Series 2013-1-A, Alternative Minimum Tax, 4.00% 2016	3,680	3,985
State of New Jersey, Higher Education Student Assistance Authority, Student Loan Revenue Bonds,
Series 2013-1-A, Alternative Minimum Tax, 5.00% 2017	3,200	3,622
State of California, Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Revenue Bonds,
Series 2006-C-2, 1.45% 2045 (put 2017)	4,950	5,007
State of California, Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Revenue Bonds,
Series 2006-C-4, 1.45% 2045 (put 2017)	925	936
State of California, Infrastructure and Economic Development Bank, Revenue Refunding Bonds
(J. Paul Getty Trust), Series 2012-B-2, 0.35% 2047 (put 2015)[4]	4,320	4,319
State of Ohio, Housing Finance Agency, Single-family Mortgage Revenue Bonds, Series 2011-2, 4.50% 2028	1,740	1,863
State of Ohio, Housing Finance Agency, Single-family Mortgage Revenue Bonds, Series 2011-3, 4.50% 2029	1,985	2,147
State of Mississippi, General Obligation Bonds, Series 2009-D, 3.048% 2014	2,510	2,571
State of Florida, Housing Finance Corp., Homeowner Mortgage Revenue Bond, Series 2011-C, 4.50% 2030	2,330	2,518
State of Florida, Citizens Property Insurance Corp., Coastal Account Secured Bonds,
Series 2011-A-3, Assured Guaranty Municipal insured, 1.70% 2014[4]	2,500	2,514
State of Indiana, Trustees of Indiana University, Indiana University Student Fee Revenue Refunding Bonds,
Series V-1, 5.00% 2018	2,000	2,352
State of Tennessee, Housing Development Agency, Homeownership Program Bonds,
Issue 2012-2-C, 4.00% 2038	1,425	1,548
		137,758
Bonds, notes & other debt instruments
	Principal amount	Value
Asset-backed obligations[3] 2.74%	(000)	(000)

Aesop Funding II LLC, Series 2010-3A, Class A, 4.64% 2016[6]	$28,331	$ 29,679
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 2017[6]	17,419	18,177
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[6]	5,415	5,359
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[6]	25,000	25,024
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[6]	5,300	5,590
Hertz Fleet Lease Funding LP, Series 2013-3-A, 0.718% 2027[4,6]	20,000	20,010
Volkswagen Auto Lease Trust, Series 2013-A, Class A-3, 0.84% 2016	7,000	7,039
Aesop Funding LLC, Series 2011-5A, Class A, 3.27% 2018[6]	6,000	6,322
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A-6, 6.62% 2016	2,703	2,827
JCP&L Transition Funding II LLC, Transition Bonds, Series 2006-A, Class A-2, 5.41% 2016	1,694	1,722
Enterprise Fleet Financing LLC 1.62% 2017[6]	1,678	1,683
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	476	500
		123,932
Bonds & notes of government agencies outside the U.S. 2.63%

Oesterreichische Kontrollbank Aktiengesellschaft 0.75% 2016	60,500	60,692
KfW 0.50% 2015	28,740	28,760
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 0.751% 2014[4,6]	10,000	10,026
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 2014[6]	10,000	10,014
France Government Agency-Guaranteed, Société Finance 3.375% 2014[6]	5,000	5,067
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[6]	3,550	3,623
European Investment Bank 1.625% 2018	1,000	998
		119,180
Total bonds, notes & other debt instruments (cost: $4,386,395,000)		4,413,183
Short-term securities 2.66%

Toronto-Dominion Bank 0.227% due 11/24/2014[4]	25,000	24,999
Toronto-Dominion Holdings USA Inc. 0.19% due 5/20/2014[6]	25,000	24,979
Nordea Bank AB 0.175% due 1/3/2014[6]	33,000	32,995
Chariot Funding, LLC 0.30% due 2/27/2014[6]	14,000	13,995
Freddie Mac 0.10%–0.12% due 12/16–12/19/2013	10,450	10,450
BHP Billiton Finance (USA) Limited 0.11%–0.13% due 12/3–12/19/2013[6]	8,900	8,899
Gotham Funding Corp. 0.06% due 12/2/2013[6]	4,400	4,400
Total short-term securities (cost: $120,711,000)		120,717
Total investment securities (cost: $4,507,106,000)		4,533,900
Other assets less liabilities		(2,757)
Net assets		$4,531,143

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $161,567,000 over the prior three-month period.

					Unrealized
					(depreciation)
					appreciation
Pay/receive				Notional amount	at 11/30/2013
floating rate	Floating rate index	Fixed rate	Expiration date	(000)	(000)

Pay	3-month USD-LIBOR	0.643%	11/26/2016	$ 40,000	$ (3)
Receive	3-month USD-LIBOR	0.01636	9/23/2018	25,000	(296)
Receive	3-month USD-LIBOR	1.42875	10/30/2018	100,000	(17)
Receive	3-month USD-LIBOR	1.441	11/25/2018	6,000	5
Receive	3-month USD-LIBOR	1.468	11/26/2018	3,200	(2)
Receive	3-month USD-LIBOR	1.46625	12/3/2018	8,000	—
Receive	3-month USD-LIBOR	3.002	9/19/2023	30,000	(567)
Receive	3-month USD-LIBOR	2.78	11/8/2023	35,000	111
Receive	3-month USD-LIBOR	2.731	11/22/2023	2,500	20
					$(749)

[1]	A portion of this security was pledged as collateral for net losses on unsettled interest rate swaps. The total value of pledged collateral was $6,886,000, which represented .15% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,530,000, which represented .06% of the net assets of the fund.
[6]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $377,116,000, which represented 8.32% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2013, all of the fund’s investments were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 33,324
Gross unrealized depreciation on investment securities	(6,732)
Net unrealized appreciation on investment securities	26,592
Cost of investment securities for federal income tax purposes	4,507,308

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-048-0114O-S37745

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ John R. Queen
John R. Queen, Vice President and Principal Executive Officer

Date: January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John R. Queen
John R. Queen, Vice President and Principal Executive Officer

Date: January 28, 2014

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: January 28, 2014